Intangible assets (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
Summary of Reconciliation of Goodwill and Intangible Assets

			Other intangible assets
					Non-
			Customer	Trademarks	compete	Information
Note		Goodwill	relationships	and other	agreements	technology	Total
Cost
Balance at December 31, 2022		1,359,345	513,697	42,680	20,007	35,122	1,970,851
Additions through business combinations	5	181,608	244,574	27,127	5,556	2,209	461,074
Other additions		-	-	-	-	2,758	2,758
Extinguishments		-	(7,203)	(7,820)	(2,524)	(1,029)	(18,576)
Effect of movements in exchange rates		21,176	6,127	685	280	245	28,513
Balance at December 31, 2023		1,562,129	757,195	62,672	23,319	39,305	2,444,620
Additions through business combinations	5	514,720	153,576	96,510	3,674	634	769,114
Other additions		-	-	-	-	6,274	6,274
Extinguishments		-	-	(4,432)	(1,515)	(3,340)	(9,287)
Effect of movements in
exchange rates		(80,040)	(25,215)	(2,364)	(1,223)	(1,334)	(110,176)
Balance at December 31, 2024		1,996,809	885,556	152,386	24,255	41,539	3,100,545

Amortization and impairment losses
Balance at December 31, 2022		78,012	244,252	27,050	10,130	19,297	378,741
Amortization		-	46,629	5,461	4,099	3,839	60,028
Extinguishments		-	(7,203)	(7,820)	(2,524)	(1,029)	(18,576)
Effect of movements in exchange rates		1,040	3,150	428	168	340	5,126
Balance at December 31, 2023		79,052	286,828	25,119	11,873	22,447	425,319
Amortization		-	61,406	8,408	3,869	6,301	79,984
Extinguishments		-	-	(4,432)	(1,515)	(3,340)	(9,287)
Effect of movements in
exchange rates		(3,851)	(12,100)	(931)	(579)	(961)	(18,422)
Balance at December 31, 2024		75,201	336,134	28,164	13,648	24,447	477,594

Net carrying amounts
At December 31, 2023		1,483,077	470,367	37,553	11,446	16,858	2,019,301
At December 31, 2024		1,921,608	549,422	124,222	10,607	17,092	2,622,951

Summary of Aggregate Carrying Amounts of Goodwill Allocated to Each Units	The aggregate carrying amounts of goodwill allocated to each unit are as follows:

Reportable segment / operating segment	December 31, 2024	December 31, 2023
Less-Than-Truckload
Package and Courier	167,264	182,120
Canadian Less-Than-Truckload	125,484	140,402
U.S. Less-Than-Truckload	34,802	3,375
Truckload
Canadian Truckload	101,727	109,593
Specialized Truckload	1,055,530	599,292
Logistics	436,801	448,295
	1,921,608	1,483,077

Summary of Pretax Discount Rates

In assessing value in use, the estimated future cash flows are discounted to their present value using pre-tax discount rates as follows:

Reportable segment / operating segment	2024	2023
Less-Than-Truckload
Package and Courier	11.8%	12.0%
Canadian Less-Than-Truckload	11.8%	12.0%
U.S. Less-Than-Truckload	11.2%	11.4%
Truckload
Canadian Truckload	14.2%	14.4%
Specialized Truckload	13.0%	13.2%
Logistics	11.2%	11.4%